BUSINESS AND ORGANIZATION (Details)	Mar. 18, 2024 corporation shares	Sep. 30, 2025 shares	Aug. 29, 2025 $ / shares shares	Aug. 28, 2025 $ / shares shares	Jun. 30, 2025 shares	Dec. 31, 2024 shares	Sep. 30, 2024 shares	Jun. 30, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Class of Stock [Line Items]
Number of outstanding shares converted Into common stock of acquiree (in shares)	1
Number of affiliated corporations under common control | corporation	2
Number of corporations owned directly or indirectly | corporation	2
Common stock, shares outstanding (in shares)						69,300,284			51,618,208
Options outstanding (in shares)		11,134,713				10,548,284
Warrants outstanding (in shares)						1,381,486
Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)		0			69,939,160	69,300,284	68,661,867	68,479,148	51,618,208	51,035,303
Figure Markets Holdings, Inc. (“FMH”) | Recombination
Class of Stock [Line Items]
Warrants outstanding (in shares)			12,235,309	11,560,553
Figure Markets Holdings, Inc. (“FMH”) | Recombination | Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)						101,071,089
Options outstanding (in shares)						11,811,451
Figure Markets Holdings, Inc. (“FMH”) | Recombination | Convertible Preferred Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)						36,326,136
Figure Markets Holdings, Inc. (“FMH”) | Subsequent event | Recombination | FT Intermediate, Inc. (“FTI”) | Common stock, preferred stock, options, warrants
Class of Stock [Line Items]
Conversion ratio, number of stock per one stock			5
Figure Markets Holdings, Inc. (“FMH”) | Subsequent event | Recombination | Figure Technology Solutions, Inc. (“FTS”) | Common and preferred stock
Class of Stock [Line Items]
Conversion ratio, number of stock per one stock			5
Figure Markets Holdings, Inc. (“FMH”) | Subsequent event | Recombination | Figure Technology Solutions, Inc. (“FTS”) | Common Stock
Class of Stock [Line Items]
Conversion ratio, number of stock per one stock			5
Figure Markets Holdings, Inc. (“FMH”) | Subsequent event | Recombination | Figure Technology Solutions, Inc. (“FTS”) | Convertible Preferred Stock
Class of Stock [Line Items]
Conversion ratio, number of stock per one stock			5
Figure Technology Solutions, Inc. (“FTS”) | Recombination
Class of Stock [Line Items]
Options outstanding, exercise price (in USD per share) | $ / shares			$ 3.23	$ 0.65
Warrants outstanding (in shares)			2,467,319
Options exercisable, price (in USD per share) | $ / shares			$ 3.23
Figure Technology Solutions, Inc. (“FTS”) | Recombination | Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)						20,381,556
Figure Technology Solutions, Inc. (“FTS”) | Recombination | Convertible Preferred Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)						7,325,385
Options outstanding (in shares)						2,381,846
Figure Technologies, Inc.
Class of Stock [Line Items]
Merger, ownership interest acquired percentage	100.00%
Figure Technologies, Inc. | Third-party shareholders
Class of Stock [Line Items]
Noncontrolling owner, interest percentage	74.10%
Figure Technologies, Inc. | Related parties holders of FTI stock
Class of Stock [Line Items]
Noncontrolling owner, interest percentage	25.90%